Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge reserve (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Loss in cash flow hedge	€ 51
Reclassification in financial result for the period	(10)
Reclassification in operating income for the period	(3)
Reclassification in initial carrying amount of hedged item	€ 11